Basis of Presentation and General Information (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Sep. 30, 2019
Disclosure of non-adjusting events after reporting period [Line Items]
Working capital deficit	$ 4,089
Undrawn borrowing facilities	$ 11,100
Convertible Note
Disclosure of non-adjusting events after reporting period [Line Items]
Issuance of share capital due conversion of loan		$ 428